EQUITY - Common Shares (Details) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
EQUITY
Common stock, par value (in dollars per share)	$ 0
Common stock, shares issued	240,167,790	235,025,507
Common shares held in trust	548,755	566,910